Loss per share (Tables)	12 Months Ended
Dec. 31, 2022
Loss per share
Schedule of loss per share

	2022	2021
	$	$

Net loss attributable to shareholders of the Company	(192,460)	(133,302)

Basic and diluted weighted average number of common shares outstanding	63,797,504	44,044,538

Net loss per share, basic and diluted	(3.02)	(3.03)